BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
BEPC exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			172,218,098
Share issuance (in shares)			7,441,893
Share exchanges (in shares)	(833,000,000)	(4,743)	(2,575)	(8,084)
Remeasurement of liability (in shares)			0
Ending balance (in shares)	179,657,416		179,657,416
BEPC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			165
Share issuance (in shares)			0
Share exchanges (in shares)			0
Remeasurement of liability (in shares)			0
Ending balance (in shares)	165		165
BEPC exchangeable and BEPC class B shares ($ million)
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ 4,364
Share issuance			251
Share exchanges			0
Remeasurement of liability			683
Ending balance	$ 5,298		$ 5,298